 COVER LETTER

Leonard  E. Neilson
A  PROFESSIONAL  CORPORATION

LEONARD E. NEILSON	8160 South Highland Drive, Suite 104
ATTORNEY AT LAW	Sandy, Utah 84093
Telephone: (801) 733-0800
Fax: (801) 733-0808
E-mail: LNeilsonLaw@aol.com

April 14, 2011

Securities and Exchange Commission
Office of Document Control
100 F Street NE
Washington, D.C. 20549

VIA:  EDGAR

Re:                 Trans Energy, Inc.
File No.  000-23530
Form 10-K (for the period ended December 31, 2010)

To Whom It May Concern:

Please find herewith transmitted by EDGAR, the Form 10-K annual report filed on behalf of Trans Energy, Inc. for the fiscal year ended December 31, 2010.

Please direct all correspondences concerning this filing and Trans Energy, Inc. to this office.

Yours truly, /s/ Leonard E. Neilson

Leonard E. Neilson

:ae
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